Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
The following table reconciles the denominator for the basic and diluted earnings per share computations shown on the consolidated statements of income for the three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
	2013	2012
Weighted-average common shares – basic	167,555	172,630
Plus incremental weighted-average shares from time-vested conversions:
Restricted stock awards	255	244
Weighted-average common shares – diluted	167,810	172,874